Property and Equipment, Net (Details) - Schedule of Property and Equipment	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, Total	$ 1,542,592	$ 197,558	$ 1,542,592
Less: accumulated depreciation	(865,498)	(110,843)	(539,554)
Total	677,094	86,715	1,003,038
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total	36,000	4,610	36,000
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total	289,958	37,135	289,958
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total	28,096	3,598	28,096
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total	$ 1,188,538	$ 152,215	$ 1,188,538